Development Of Allowance For Credit Losses For Off Balance Sheet Positions (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023		Jun. 30, 2022
Total Stages [Member]
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of the year	€ 551	[1]	€ 443	[2]
Movements Including New Business	(58)	[1]	1	[2]
Transfers Due To Changes In Credit Worthiness	0	[1],[3]	0	[2],[4]
Foreign Exchange And Other Changes	(1)	[1]	19	[2]
Balance, end of reporting period	492	[1]	464	[2]
Of Which: Financial Guarantees	333	[1]	300	[2]
Provision For Credit Losses Excluding Country Risk	(58)	[1],[5]	1	[2],[6]
Stage 1 [Member]
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of the year	144	[1]	108	[2]
Movements Including New Business	(17)	[1]	25	[2]
Transfers Due To Changes In Credit Worthiness	7	[1],[3]	9	[2],[4]
Foreign Exchange And Other Changes	0	[1]	7	[2]
Balance, end of reporting period	134	[1]	147	[2]
Of Which: Financial Guarantees	91	[1]	110	[2]
Provision For Credit Losses Excluding Country Risk	(10)	[1],[5]	33	[2],[6]
Stage 2 [Member]
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of the year	97	[1]	111	[2]
Movements Including New Business	12	[1]	1	[2]
Transfers Due To Changes In Credit Worthiness	(8)	[1],[3]	(10)	[2],[4]
Foreign Exchange And Other Changes	(2)	[1]	4	[2]
Balance, end of reporting period	98	[1]	105	[2]
Of Which: Financial Guarantees	54	[1]	59	[2]
Provision For Credit Losses Excluding Country Risk	3	[1],[5]	(9)	[2],[6]
Stage 3 [Member]
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of the year	310	[1]	225	[2]
Movements Including New Business	(53)	[1]	(25)	[2]
Transfers Due To Changes In Credit Worthiness	1	[1],[3]	2	[2],[4]
Foreign Exchange And Other Changes	1	[1]	9	[2]
Balance, end of reporting period	260	[1]	211	[2]
Of Which: Financial Guarantees	188	[1]	132	[2]
Provision For Credit Losses Excluding Country Risk	(52)	[1],[5]	(23)	[2],[6]
Stage 3 POCI [Member]
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Movements Including New Business	0		0
Foreign Exchange And Other Changes	0		0
Balance, end of reporting period	0		0
Of Which: Financial Guarantees	0		0
Provision For Credit Losses Excluding Country Risk	€ 0		€ 0

[1]	Allowance for credit losses does not include allowance for country risk amounting to € 7 million as of June 30, 2023
[2]	Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of June 30, 2022
[3]	Transfers due to changes in creditworthiness” shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement
[4]	Transfers due to changes in creditworthiness” shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement
[5]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[6]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models